Long-Term Investments (Details) ¥ in Thousands					12 Months Ended
	Feb. 06, 2024 shares	Oct. 30, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) shares		Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Nov. 30, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)
Long-Term Investments [Line Items]
Interest percentage		99.00%									9.00%
Partners capital			¥ 111,200
Returned investment			¥ 10,000
Long-term equity investment					¥ 10,500					$ 1,400,000
Capital injected										$ 4,662,000	$ 736,000	¥ 1,750
Investment loss					10,503	$ 1,439,000	¥ 100
Ordinary shares (in Shares) | shares	30,000,000						1,243,140	[1]
Matson [Member]
Long-Term Investments [Line Items]
Acquire ordinary shares (in Shares) | shares	3,560
Chengdu Zhibo Premium Technology Co., Ltd. [Member]
Long-Term Investments [Line Items]
Investment loss					¥ 100	$ 14,000
Zibo Hengxin Investment Fund [Member]
Long-Term Investments [Line Items]
Purchase of investment		¥ 10,000		¥ 120,000
Interest percentage			98.90%	99.00%
Huzhou Zheyou [Member]
Long-Term Investments [Line Items]
Interest percentage					35.00%					35.00%
Capital injected														¥ 1,750
Investment loss					¥ 246
Chengdu Zhibo [Member]
Long-Term Investments [Line Items]
Interest percentage					40.00%					40.00%
Capital injected													¥ 100
Matson [Member]
Long-Term Investments [Line Items]
Percentage of equity shares	26.25%

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. During fiscal year 2024, the Company had issued 213,504,800 Ordinary Shares. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 3,378,188 as of December 31, 2024.